Note 9. Goodwill and Intangible Assets Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of Intangible Assets	$ 28.1	$ 21.5	$ 34.6
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)	$ 28.9	$ 10.2